Impact of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Impact of New Accounting Pronouncements
Impact of New Accounting Pronouncements

Impact of new accounting pronouncements adopted during fiscal year-ended December 31, 2018

ASC 606 'Revenue from Contracts with Customers'
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”), which provides that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The updated standard replaces most existing revenue recognition guidance in U.S. GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. To achieve the core principle of the new standard, an entity should apply the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. Subsequent to issuing ASU 2014-09, the FASB issued the following amendments concerning clarification of ASU 2014-09. In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606), Principal versus Agent Considerations (Reporting Revenue Gross versus Net) (“ASU 2016-08”), which further clarifies the implementation guidance on principal versus agent considerations. The new guidance requires either a retrospective or a modified retrospective approach to adoption. In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606), Identifying Performance Obligations and Licensing (“ASU 2016-10”), which clarifies the identification of performance obligations and the licensing implementation guidance, while retaining the related principles for those areas. In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”), which provides clarification on assessing the collectability criterion, presentation of sales taxes, measurement date for non-cash consideration and completed contracts at transition.
The updated standard was effective for ICON in the first quarter of the year ended December 31, 2018. ICON elected to adopt the updated standard using the cumulative effect transition method. Under this transition method, ICON applied the new standard as of the date of initial application (i.e. January 1, 2018), without restatement of comparative period amounts. ICON recorded the cumulative effect of initially applying the new standard (to revenue and cost) as an adjustment to the opening balance of equity at the date of initial application. The most significant impact relates to our assessment of measurement of performance and percentage of completion in respect of our clinical trials service revenue. ICON applied the requirements of the new standard to those contracts not completed at the date of initial application. See note 26 Impact of New Accounting Policy for the impact of the adoption of the new accounting standard.
In May 2017, the FASB issued ASU 2017-10 'Service Concession Arrangements (Topic 853): Determining the Customer of the Operation Services' which clarifies that the customer in a service concession arrangement is always the grantor. This ASU is effective at the same time as ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (the new revenue standard).

•	If an entity had early adopted the new revenue standard before this ASU was issued (May 16, 2017), the entity may adopt this ASU on its effective date with certain specific transition provisions.

•	If an entity early adopts the new revenue standard after this ASU was issued, the entity must adopt this ASU at the same time as the new revenue standard with certain specific transition provisions.

•	An entity may elect to early adopt this ASU before the adoption of the new revenue standard with certain specific transition provisions.

The adoption of the ASU did not have a significant impact on the financial statements.

In January 2017, the FASB issued ASU 2017-01 'Business combinations - Clarifying the definition of a business' to provide a new framework for determining whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This ASU was effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. The ASU may be early adopted. The adoption of ASU 2017-01 did not have a significant impact on the financial statements.

In March 2017, the FASB issued ASU 2017-07 'Compensation-Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost' which requires companies to present the service cost component of net benefit cost in the same line items in which they report compensation cost. Companies will present all other components of net benefit cost outside operating income, if this subtotal is presented. This ASU was effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2017-07 did not have a significant impact on the financial statements.
In January 2016, the FASB issued ASU 2016-01 'Financial Instruments- Overall (Subtopic 825-10): Recognition and Measurement of the Financial Assets and Financial Liabilities' which will significantly change the income statement impact of equity investments and the recognition of changes in fair value of financial liabilities when the fair value option is elected. The ASU was effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2016-01did not have a significant impact on the financial statements.
In March 2016, the FASB issued ASU 2016-04, 'Recognition of Breakage for Certain Prepaid Stored-Value Products', which allows entities to recognize breakage on prepaid stored-value products consistent with how breakage is recognized under the new revenue standard. The exception applies to prepaid stored-value products in physical or digital form, with stored monetary values that are redeemable for goods and services, including those that can be redeemed for cash (e.g. prepaid gift cards issued on a specific payment network and redeemable at network-accepting merchant locations, prepaid telecommunication cards, and traveler's checks). The ASU was effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2016-04 did not have a significant impact on the financial statements.
In August 2016, the FASB issued ASU 2016-15, 'Classification of Certain Cash Receipts and Cash Payments', which addresses eight classification issues related to the statement of cash flows:

•	Debt prepayment or debt extinguishment costs;

•	Settlement of zero-coupon bonds;

•	Contingent consideration payments made after a business combination;

•	Proceeds from the settlement of insurance claims;

•	Proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies;

•	Distributions received from equity method investees;

•	Beneficial interests in securitization transactions; and

•	Separately identifiable cash flows and application of the predominance principle.

The ASU was effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2016-15 did not have a significant impact on the financial statements. Any contingent consideration payment arrangements arising on business combinations effected in the future will be reviewed for cash flow statement classification in line with ASU 2016-15. There were no contingent consideration payment arrangements during the year ended December 31, 2018.
In October 2016, the FASB issued ASU 2016-16, 'Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory', which requires entities to recognize at the transaction date the income tax consequences of intercompany asset transfers other than inventory. This ASU was effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. For all other entities, the ASU is effective for annual periods in fiscal years beginning after December 15, 2018, and interim periods in fiscal years beginning after December 15, 2019. The adoption of ASU 2016-16 did not have a significant impact on the financial statements.
In November 2016, the FASB issued ASU 2016-18, 'Statement of Cash Flows (Topic 230): Restricted Cash', which requires companies to include cash and cash equivalents that have restrictions on withdrawal or use in total cash and cash equivalents on the statement of cash flows. This ASU was effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2017. For all other entities, the ASU is effective for annual periods in fiscal years beginning after December 15, 2018, and interim periods in fiscal years beginning after December 15, 2019. The adoption of ASU 2016-18 did not have a material impact on the financial statements.

Financial statement effects of tax reform

H.R.1 was enacted on December 22, 2017. The effective date of the law for most provisions is January 1, 2018 however the effects were required to be recognized in December 2017 financial statements. In response, the SEC staff issued SAB 118, which allows registrants to record provisional amounts during a 'measurement period'. See Note 13 for assessment of impact of H.R.1 on the December 31, 2017 financial statements.

Impact of new accounting pronouncements which will be adopted during fiscal year-ended December 31, 2019

In February 2016, the FASB issued ASU 2016-02, 'Leases', requiring lessees to recognize a right-of-use asset and a lease liability on the Consolidated Balance Sheet for all leases with the exception of short-term leases. For lessees, leases will continue to be classified as either operating or finance leases in the income statement. Lessor accounting is similar to the current model but updated to align with certain changes to the lessee model. Lessors will continue to classify leases as operating, direct financing or sales-type leases. The effective date of the new standard for public companies is for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. Early adoption is permitted. The new standard must be adopted using a modified retrospective transition and requires application of the new guidance at the beginning of the earliest comparative period presented. The updated standard is effective for us beginning in the first quarter of the year-ended December 31, 2019. We are currently evaluating the effect that the updated standard will have on our consolidated financial statements and related disclosures. See Note 15 Commitments and Contingencies for details of operating leases held during year-ended December 31, 2018. A lease liability and right-of-use asset will be recorded on the Consolidated Balance Sheet at December 31, 2019. We estimate the impact of the adoption of ASC 842 will be the recognition of a right-of use asset and of lease liabilities in the range of $100 million to $110 million. Under the new standard we expect an insignificant change in net result due to the replacement of operating leases expenses with amortization of the lease asset and the interest expense.

In July 2018, the FASB issued ASU 2018-11, which creates a new, optional transition method for implementing ASU 2016-02 and a lessor practical expedient for separating lease and non-lease components.
This ASU is effective:
•For entities that have not early adopted ASU 2016-02, with the effective date of ASU 2016-02.
•For entities that have early adopted ASU 2016-02, upon issuance. However, it can only be adopted by entities either at (1) the beginning of the company’s first reporting period after issuance or (2) the entity’s mandatory ASC 842 effective date. The Company has elected to adopt this transition method for implementing ASU 2016-02 and the related practical expedient.

In July 2018, the FASB issued ASU 2018-10, which clarifies and corrects errors in ASC 842. The effective date and transition requirements in ASU 2018-10 are the same as the effective date and transition requirements of ASU 2016-02.

In January 2018, the FASB issued ASU 2018-01, which clarifies that land easements are in the scope of ASU 2016-02, Leases, and provides transition relief. The effective date and transition requirements in ASU 2018-01 are the same as the effective date and transition requirements of ASU 2016-02.

In August 2017, the FASB issued ASU 2017-12 'Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities' which changes the recognition and presentation requirements of hedge accounting, including:

•	Eliminating the requirement to separately measure and report hedge ineffectiveness; and

•	Presenting all items that affect earnings in the same income statement line item as the hedged item.

The ASU also provides new alternatives for:

•	Applying hedge accounting to additional hedging strategies;

•	Measuring the hedged item in fair value hedges of interest rate risk;

•	Reducing the cost and complexity of applying hedge accounting by easing the requirements for effectiveness testing, hedge documentation and application of the critical terms match method; and

•	Reducing the risk of material error correction if a company applies the shortcut method inappropriately.

This ASU is effective for public business entities, for annual and interim periods in fiscal years beginning after December 15, 2018. Early adoption is permitted any time after the issuance of the ASU, including in an interim period. If adopted at other than the beginning of a fiscal year, cumulative effect adjustments are reflected as of the beginning of the fiscal year. The adoption of the ASU is not expected to have a significant impact on the financial statements.

In February 2017, the FASB issued ASU 2017-05 'Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets'. In February 2017, the FASB issued ASU 2017-05, which clarifies the guidance in Subtopic 610-20 on accounting for derecognition of a nonfinancial asset. The ASU also defines in-substance nonfinancial assets and includes guidance on partial sales of non-financial assets. The adoption of ASU 2017-05 is not expected to have an impact on the financial statements.

In July 2017, the FASB issued ASU 2017-11 'Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception' under which down round features will not cause certain equity-linked financial instruments to be accounted for as derivatives. A company that presents EPS information will reflect the effect of a down round feature of free-standing equity-linked financial instruments in EPS only if it is triggered. The ASU is effective for public business entities, for annual and interim periods in fiscal years beginning after December 15, 2018. The adoption of the ASU is not expected to have an impact on the financial statements.

In June 2016, the FASB issued ASU 2016-13, 'Measurement of Credit Losses on Financial Instruments', which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life. The ASU is effective for public business entities that are SEC filers for interim and annual periods in fiscal years beginning after December 15, 2019. The adoption of ASU 2016-13 is not expected to have a significant impact on the financial statements.

In July 2018, the FASB issued ASU 2018-09, which clarifies and corrects unintended application of guidance, and makes improvements to several Codification Topics. The changes are part of an ongoing FASB project to make non-substantive technical corrections, clarifications, and improvements that are not expected to have a significant effect on accounting practice or create a significant administrative cost to most entities.
Most of the amendments are effective immediately.
Some of the amendments are effective for:
•Public business entities for annual and interim periods in fiscal years beginning after December 15, 2018.
•All other entities for annual periods in fiscal years beginning after December 15, 2019, and interim periods in fiscal years beginning after December 15, 2020. Other amendments, which affect recently issued ASUs that are not yet effective, are effective with the original ASU. The impact of adoption of ASU 2018-19 is not expected to be significant.

In June 2018, the FASB issued ASU 2018-08, which clarifies and improves current guidance about whether a transfer of assets (or the reduction, settlement, or cancellation of liabilities) is a contribution or an exchange transaction. For transactions in which an entity is either a public business entity or an NFP that has issued, or is a conduit bond obligor for securities that are traded, listed, or quoted on an exchange or an over-the-counter market and serves as a resource recipient, the entity should apply the amendments in this ASU on contributions received to annual and interim periods in fiscal years beginning after June 15, 2018. All other entities should apply the amendments for transactions in which the entity serves as the resource recipient to annual periods in fiscal years beginning after December 15, 2018 and interim periods in fiscal years beginning after December 15, 2019. For transactions in which an entity is either a public business entity or an NFP that has issued, or is a conduit bond obligor for securities that are traded, listed, or quoted on an exchange or an over-the-counter market and serves as a resource provider, the entity should apply the amendments in this ASU on contributions made to annual and interim periods in fiscal years beginning after December 15, 2018. All other entities should apply the amendments for transactions in which the entity serves as the resource provider for annual periods in fiscal years beginning after December 15, 2019 and interim periods in fiscal years beginning after December 15, 2020. Early adoption of the amendments is permitted. The adoption of ASU 2018-08 is not expected to have a significant impact on the financial statements.

In February 2018, the FASB issued ASU 2018-02, which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. This ASU is effective for all entities for annual and interim periods in fiscal years beginning after December 15, 2018. Early adoption is permitted, including adoption in any interim period, (1) for public business entities for reporting periods for which financial statements have not yet been issued and (2) for all other entities for reporting periods for which financial statements have not yet been made available for issuance. The adoption of ASU 2018-02 is not expected to have a significant impact on the financial statements.

In December 2017, the FASB issued ASU 2017-15. The ASU eliminates Topic 995, which includes an exemption to the recognition of deferred taxes on certain statutory reserve deposits that were, but are no longer, tax deferred. This ASU is effective for all entities for annual and interim periods in fiscal years beginning after December 15, 2018. Early adoption is permitted for all entities, including adoption in an interim period. The adoption of ASU 2017-15 is not expected to have a significant impact on the financial statements.

Impact of other new accounting pronouncements

In January 2017, the FASB issued ASU 2017-04 'Intangibles - Goodwill and Other: Simplifying the test for goodwill impairment' which requires an entity to no longer perform a hypothetical purchase price allocation to measure goodwill impairment. Instead, impairment will be measured using the difference between the carrying amount and the fair value of the reporting unit. The ASU is effective for public businesses, that are SEC filers, for annual and interim periods in fiscal years beginning after December 15, 2019. The adoption of ASU 2017-04 is not expected to have a significant impact on the financial statements.

In August 2018, the FASB issued ASU 2018-15, which clarifies that implementation costs incurred by customers in cloud computing arrangements are deferred if they would be capitalized by customers in software licensing arrangements under the internal-use software guidance.
This ASU is effective for:
•Public business entities for annual and interim periods in fiscal years beginning after December 15, 2019.
•Early adoption is permitted. Our evaluation of the impact of adoption of ASU 2018-15 is on-going.

In August 2018, the FASB issued ASU 2018-14, which aims to improve the overall usefulness of disclosures to financial statement users and reduce unnecessary costs to companies when preparing defined benefit plan disclosures.
This ASU is effective for:
•Public business entities for financial statements issued for fiscal years ending after December 15, 2020.
•Retrospective adoption is required and early adoption is permitted. Our evaluation of the disclosure impact of adoption of ASU 2018-14 is on-going.

In August 2018, the FASB issued ASU 2018-13, which aims to improve the overall usefulness of disclosures to financial statement users and reduce unnecessary costs to companies when preparing fair value measurement disclosures. This ASU is effective for all entities for annual and interim periods in fiscal years beginning after December 15, 2019. Retrospective adoption is required except for the following changes, which are required to be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption:
•Changes in unrealized gains and losses included in other comprehensive income for Level 3 instruments;
•The range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements; and
•The narrative description of measurement uncertainty.
Early adoption is permitted. An entity may early adopt any eliminated or modified disclosure requirements and delay adoption of the additional disclosure requirements until their effective date. In such cases, users should refer to the Codification for disclosure requirements. Our evaluation of the disclosure impact of adoption of ASU 2018-13 is on-going.

In August 2018, the FASB issued ASU 2018-12, which changes how insurance entities recognize, measure, present and disclose long-duration contracts. This ASU is effective for:
•Public business entities for annual and interim periods in fiscal years beginning after December 15, 2020.
•Early adoption is permitted. The adoption of ASU 2018-12 is not expected to impact on the financial statements.

In June 2018, the FASB issued ASU 2018-07, which more closely aligns the accounting for employee and nonemployee share-based payments.
This ASU is effective for:
•Public business entities for annual and interim periods in fiscal years beginning after December 15, 2018.
•The adoption of ASU 2018-07 is not expected to have a significant impact on the financial statements.